Basis of preparation (Details Textual)	Mar. 31, 2025 $ / shares
Disclosure of basis of preparation [Line Items]
Foreign Exchange Rate	$ 1
Country of domicile [member]
Disclosure of basis of preparation [Line Items]
Foreign Exchange Rate	$ 85.5814